Related Parties (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Parties (Details) [Line Items]
Property acquisition fee	2.50%	2.50%
Fee percentage		2.00%
Annual fee (in Dollars)	$ 50,000	$ 50,000
Percentage of equity investment	3.00%	3.00%
Fees totaling amount (in Dollars)		$ 243,000	$ 409,000
Equity placement fees percentage	2.00%	2.00%
Investor relations fees percentage	1.75%	1.75%
Annual fee percentage		1.00%
Development fee percent		5.00%
Property development fee percent		5.00%
Paid total amount (in Dollars)		$ 1,469,000	$ 728,000
Development fees (in Dollars)		$ 500,000
Annual interest	10.00%
Maple Farms [Member]
Related Parties (Details) [Line Items]
Property acquisition fee	2.00%